Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts Receivable	$ 10,456,112	$ 9,611,788
Allowance for credit losses	(6,527,868)	(4,685,707)
Accounts Receivable, net	3,928,244	4,926,081
Accounts Receivable - related parties	10,683,756	10,862,238
Allowance for credit losses - related parties	(4,000,246)	(2,128,975)
Accounts Receivable - related parties, net	6,683,510	8,733,263
Non-current Accounts Receivable	2,021,838	1,804,189
Non-current Allowance for credit losses	(1,027,462)	(156,080)
Non-current Accounts Receivable, net	994,376	1,648,109
Non-current Accounts Receivable - related parties	3,203,879	4,035,831
Non-current Allowance for credit losses - related parties	(1,359,040)	(241,882)
Non-current Accounts Receivable - related parties, net	$ 1,844,839	$ 3,793,949